Transaction and Reverse Recapitalization - Summary of Common Stock Issued and Outstanding (Parenthetical) (Details) - shares		9 Months Ended
	Oct. 13, 2020	Sep. 30, 2022	May 19, 2022
Subsidiary, Sale of Stock [Line Items]
Number of shares placed into escrow		3,150,000	3,150,000
Maxim Group LLC.
Subsidiary, Sale of Stock [Line Items]
Common stock issued for services		344,375
Common stock issued upon conversion		182,829
Maxim Group LLC. | Private Placement
Subsidiary, Sale of Stock [Line Items]
Maxim private placement, shares	97,561	97,561